Trade and Other Payables - Disclosure of Movement in the Liability for Annual Leave (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Balance at beginning of year	$ 30	$ 23
Benefits paid	(31)	(29)
Total expense per income statement	29	31
Acquisitions	12	3
Translation	(2)	2
Balance at end of year	$ 38	$ 30